Average Annual Total Returns{- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2035 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2035 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	14.09%	12.56%	[1]	11.52%	10.75%	[1]	9.24%	9.37%	[1]	28.71%	18.13%	[1]	14.02%	12.14%	[1]

[1]	(a)From August 31, 2018